COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) site	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2008 Lawsuit
Loss Contingencies [Line Items]
Litigation reserve	$ 40,000,000	$ 56,000,000
Insurance settlements receivable	$ 0	0
Proceeds from legal settlements		39,000,000
Gain related litigation settlement		37,000,000
Hurricane Maria
Loss Contingencies [Line Items]
Pre-tax charges related to damages caused by hurricane				$ 32,000,000
Impairment of Damaged Inventory and Fixed Assets | Hurricane Maria
Loss Contingencies [Line Items]
Pre-tax charges related to damages caused by hurricane				11,000,000
Idle Facility and Other Costs | Hurricane Maria
Loss Contingencies [Line Items]
Pre-tax charges related to damages caused by hurricane				$ 21,000,000
Asset Impairments and Idle Facility and Other Costs | Hurricane Maria
Loss Contingencies [Line Items]
Insurance recoveries		100,000,000	$ 42,000,000
Minimum
Loss Contingencies [Line Items]
Number of law suits filed | Lawsuit					1,000
Environmental Clean-up | Superfund Sites
Loss Contingencies [Line Items]
Number of sites | site	6
Environmental reserves	$ 20,000,000	$ 18,000,000